OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2022
	US$’000	US$’000
Contract liabilities	3,690	1,325
Dividend payable	220	291
Onerous contracts provisions	2,306	2,110
Other current liabilities	1,019	1,563
Total	7,235	5,289
Other current liabilities include undue value added tax, unpaid withholding tax, and other miscellaneous liabilities.
22(a)    Onerous contracts provisions

	For the year ended December 31,
	2023	2022
	US$’000	US$’000
At January 1	2,110	9,640
Recognized	2,196	498
Reversed	(2,040)	(7,763)
Exchange differences	40	(265)
At December 31	2,306	2,110
22(b)    Contract Liabilities

	As of December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Current contract liabilities
Advance from customers	3,585	1,222	511
Custodial service	76	47	50
Transportation service	29	56	51
Total current contract liabilities	3,690	1,325	612
Our Company recognizes contract liabilities when it receives advance payments from customers before performance obligations have been performed.
22(b)    Contract Liabilities (continued)
Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2023	2022
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	1,222	511
Custodial service	44	49
Transportation service	46	49
	1,312	609